Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Investments
Condensed financial information of equity method investments

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4‑08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating data:
Revenues	103,038	171,335	220,656	32,093
Gross profit	63,135	101,424	140,701	20,464
Net (loss)/income	(22,888)	2,562	1,747	254
Net (loss)/income attributable to the equity method investees	(22,888)	2,562	577	84
PNM’s share of net (loss)/income, net of impairments	(1,776)	6,796	5,352	778

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Balance sheet data:
Current assets	161,295	249,386	36,272
Non-current assets	23,066	20,428	2,971
Current liabilities	204,697	286,695	41,698